Reserves (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
Disclosure of reserves within equity [line items]
Reserves

19	Reserves

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Foreign currency translation reserve
Opening balance	(2,154)	(2,125)	(2,156)	(2,063)
Transfers in	148	(29)	31	(93)
Balance at the end of the period	(2,006)	(2,154)	(2,125)	(2,156)

Foreign currency translation reserve

Exchange differences arising on translation of the foreign controlled entity are recognised in other comprehensive income - foreign currency translation reserve. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.